As filed with the U.S. Securities and Exchange Commission on July 11, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6076

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

April 30, 2022

iBET Sports Betting & Gaming ETF

Ticker: IBET

iBET Sports Betting & Gaming ETF

iBET Sports Betting & Gaming ETF

Letter to Shareholders

(Unaudited)

Dear Shareholders,

On behalf of the Inherent Wealth Fund team, we want to express our appreciation for the confidence you have placed in the iBET Sports Betting & Gaming ETF (“IBET” or the “Fund”). The following information pertains to the fiscal period of November 15, 2021 (Fund inception) through April 30, 2022 (the “current fiscal period”). The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, in securities of companies of any market capitalization, including foreign issuers, that are engaged in the Fund’s investment theme. A company is deemed to be engaged in the Fund’s theme if (i) it derives a significant portion of its revenue (greater than 50% of revenue) or market value (devotes at least 50% of its capital) from the theme of the betting, sports, sports entertainment, and/or iGaming industries and/or technology or (ii) it has stated its primary business to be in products, services, or technologies focused on the theme of betting, sports, sports entertainment, and iGaming.

The Fund had negative performance during the fiscal period ending on April 30, 2022. The market price for IBET decreased -34.51 % and the Net Asset Value (“NAV”) decreased -34.24%, while the Nasdaq 100 decreased -20.36%. Meanwhile, outstanding shares at the end of the current fiscal period for the Fund was 40,000.

During the current fiscal period, the largest positive contributor to return was Crown Resorts, Ltd.(CWN AU), adding 0.31% to the return of the Fund, gaining 26.06% with an average weighting of 2.55%. The second largest contributor to return was Tabcorp Holdings, Ltd.(TAH AU), adding 0.16% to the return of the Fund, gaining 3.63% with an average weighting of 3.49%. The third largest contributor to return was LeoVegas AB (LEO SS), adding 0.15% to the return of the Fund, gaining 12.93% with an average weighting of 1.01%.

During the current fiscal period, the largest negative contributor to return was DraftKings, Inc. – Class A (DKNG US), detracting 2.88% from the return of the Fund, declining 65.2% with an average weighting of 3.35%. The security contributing second-most negatively was PointsBet Holdings, Ltd. (PBH AU), detracting 2.12% from the return of the Fund, and declining 65.95% with an average weight of 2.26%. The third largest negative contributor to return was Skillz, Inc.(SKLZ US), detracting 2.05% from the return of the Fund, and declining 82.6% with an average weighting of 1.15%.

During the current fiscal period, the best performing security in the Fund was Crown Resorts, Ltd.(CWN AU), gaining 26.06% and contributing 0.31% to the return of the Fund. The second-best performing security for the current fiscal period was LeoVegasAB (LEO SS), gaining 12.93% and contributing 0.15% to the return of the Fund. The third-best performing security was Aspire Global plc (ASPIRE SS), gaining 6.83% for the Period and contributing 0.14% to the return of the Fund.

iBET Sports Betting & Gaming ETF

Letter to Shareholders

(Unaudited) (Continued)

In times of outsized volatility, such as those seen over the past six to twelve months and with market conditions responding to a continuing pandemic, political unrest, and rising interest rates, iBET (IBET) uses an actively managed and thorough research strategy that seeks to filter out noise and identify those securities most likely to outperform. We appreciate your investment in iBET (IBET).

Sincerely,

Jeffrey Kamys
CEO
Inherent Wealth Fund LLC, Adviser to the Fund

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results.

Expansion of sports betting (both regulated and unregulated), including the award of additional licenses or expansion or relocation of existing sports betting companies, and competition from other leisure and entertainment activities, could impact these companies’ finances. Small and mid-capitalization companies may be more volatile and less liquid due to limited resources or product lines and more sensitive to economic factors. Fund investments are concentrated in an industry or group of industries, and the value of Fund shares may rise and fall more than more diversified funds. Investments in foreign securities involve social and political instability, market illiquidity, exchange-rate fluctuation, high volatility and limited regulation risks. Emerging markets involve different and greater risks, as they are smaller, less liquid and more volatile than more develop countries. Depositary Receipts involve risks similar to those associated with investments in foreign securities, but may not provide a return that corresponds precisely with that of the underlying shares. Please see the prospectus for details of these and other risks.

Investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets.

ETFs may trade at a premium or discount to their net asset value. Shares of ETFs are bought and sold at market price (rather than NAV) and not individually redeemed from the fund. Brokerage commissions will reduce returns.

Market returns are based on the exchange’s official close price at 4:00 p.m. Eastern time and do not represent the returns you would receive if you traded shares at other times.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Advisor believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

Nasdaq 100 index is made up of the 100 largest, most actively traded U.S. companies listed on the Nasdaq stock exchange.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Inherent Wealth Fund LLC is the Adviser to iBET Sports Betting & Gaming ETF, which is distributed by Quasar Distributors, LLC (“Quasar”). Quasar is not affiliated with Inherent Wealth Fund LLC.

iBET Sports Betting & Gaming ETF

Portfolio Allocation

As of April 30, 2022 (Unaudited)

Industry Sub-Group	Percentage of Net Assets
Gambling (Non-Hotel) (a)	28.5%
Casino Hotels	21.9
Internet Gambling	21.7
Racetracks	9.7
Casino Services	7.1
Lottery Services	3.6
Entertainment Software	2.1
Computer Software	1.9
Multimedia	1.8
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(0.1)
100.0%

(a)

To the extent that the Fund invests more heavily in particular industry sub-groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry sub-groups. See Note 7 in the Notes to Financial Statements.

iBET Sports Betting & Gaming ETF

Schedule of Investments

April 30, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 98.3%
	Casino Hotels — 21.9%
192	Boyd Gaming Corporation	$11,631
1,000	Century Casinos, Inc. (a)	10,470
1,536	Crown Resorts, Ltd. (a)	14,000
536	Las Vegas Sands Corporation (a)	18,990
412	MGM Resorts International	16,908
2,684	Star Entertainment Group, Ltd. (a)	6,012
124	Wynn Resorts, Ltd. (a)	8,740
		86,751
	Casino Services — 7.1%
196	Caesars Entertainment, Inc. (a)	12,991
268	Light & Wonder, Inc. (a)	15,024
		28,015
	Computer Software — 1.9%
1,144	Playtech plc (a)	7,538

	Entertainment Software — 2.1%
540	Better Collective AS (a)	8,386

	Gambling (Non-Hotel) — 28.5% (b)
504	Bally’s Corporation (a)	15,039
1,860	Betsson AB - Series B (a)	11,517
188	Evolution AB	19,650
172	Flutter Entertainment plc (a)	17,584
296	International Game Technology plc	6,462
2,748	PointsBet Holdings, Ltd. (a)	5,825
312	Red Rock Resorts, Inc. - Class A	13,716
752	Rush Street Interactive, Inc. (a)	4,775
4,688	Tabcorp Holdings, Ltd.	18,085
		112,653

The accompanying notes are an integral part of these financial statements.

iBET Sports Betting & Gaming ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.3% (Continued)
	Internet Gambling — 21.7%
3,436	888 Holdings plc	$8,235
7,200	Angler Gaming plc	5,793
596	Aspire Global plc (a)	6,543
320	bet-at-home.com AG	4,996
692	DraftKings, Inc. - Class A (a)	9,467
708	Entain plc (a)	13,519
896	GAN, Ltd. (a)	3,342
904	Golden Nugget Online Gaming, Inc. (a)	4,529
836	Kambi Group plc (a)	13,418
1,184	Kindred Group plc - SDR	10,500
1,220	LeoVegas AB	5,258
		85,600
	Lottery Services — 3.6%
148	La Francaise des Jeux SAEM	5,560
588	OPAP SA	8,796
		14,356
	Multimedia — 1.8%
64	Walt Disney Company (a)	7,144

	Racetracks — 9.7%
48	Churchill Downs, Inc.	9,741
408	Penn National Gaming, Inc. (a)	14,921
400	Tokyotokeiba Company, Ltd.	13,654
		38,316
	TOTAL COMMON STOCKS (Cost $504,411)	388,759

The accompanying notes are an integral part of these financial statements.

iBET Sports Betting & Gaming ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 1.8%
3,540	First American Government Obligations Fund - Class X — 0.22% (c)	$3,540
3,540	First American Treasury Obligations Fund - Class X — 0.28% (c)	3,540
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,080)	7,080
	TOTAL INVESTMENTS (Cost $511,491) — 100.1%	395,839
	Liabilities in Excess of Other Assets — (0.1)%	(272)
	NET ASSETS — 100.0%	$395,567

Percentages are stated as a percent of net assets.
SDR	Swedish Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular industry sub-groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry sub-groups. See Note 7 in the Notes of Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

iBET Sports Betting & Gaming ETF

Statement of Assets and Liabilities

April 30, 2022 (Unaudited)

ASSETS
Investments in securities, at value (Cost $511,491)	$395,839
Interest receivable	1
Total assets	395,840

LIABILITIES
Management fees payable	273
Total liabilities	273

NET ASSETS	$395,567

Net Assets Consist of:
Paid-in capital	$539,252
Total distributable earnings (accumulated deficit)	(143,685)
Net assets	$395,567

Net Asset Value:
Net assets	$395,567
Shares outstanding ^	40,000
Net asset value, offering and redemption price per share	$9.89

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

iBET Sports Betting & Gaming ETF

Statement of Operations

For the Period Ended April 30, 2022 (Unaudited)

INCOME
Dividends ^	$1,043
Interest	3
Total investment income	1,046

EXPENSES
Management fees	1,330
Total expenses	1,330

Net investment income (loss)	(284)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(27,271)
Foreign currency	(276)
Change in unrealized appreciation (depreciation) on investments	(115,652)
Net realized and unrealized gain (loss) on investments	(143,199)
Net increase (decrease) in net assets resulting from operations	$(143,483)

^	Net of foreign taxes withheld of $57.

The accompanying notes are an integral part of these financial statements.

iBET Sports Betting & Gaming ETF

Statement of Changes in Net Assets

Period Ended April 30, 2022 (Unaudited)(1)
OPERATIONS
Net investment income (loss)	$(284)
Net realized gain (loss) on investments and foreign currency	(27,547)
Change in unrealized appreciation (depreciation) on investments	(115,652)
Net increase (decrease) in net assets resulting from operations	(143,483)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(202)
Total distributions to shareholders	(202)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	539,248
Transaction fees (Note 6)	4
Net increase (decrease) in net assets derived from capital share transactions (a)	539,252
Net increase (decrease) in net assets	$395,567

NET ASSETS
Beginning of period	$—
End of period	$395,567

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	40,000
Shares redeemed	—
Net increase (decrease)	40,000

(1)	Fund commenced operations on November 15, 2021. The information presented is for the period from November 15, 2021 to April 30, 2022.

The accompanying notes are an integral part of these financial statements.

iBET Sports Betting & Gaming ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended April 30, 2022 (Unaudited)(1)
Net asset value, beginning of period	$15.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.01)
Net realized and unrealized gain (loss) on investments (3)	(5.14)
Total from investment operations	(5.15)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.01)
Total distributions to shareholders	(0.01)

CAPITAL SHARE TRANSACTIONS:
Transaction Fees (Note 6)	0.00	(7)

Net asset value, end of period	$9.89

Total return	-34.24	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$396

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(5)
Net investment income (loss) to average net assets	-0.17	%(5)
Portfolio turnover rate (6)	7	%(4)

(1)	Commencement of operations on November 15, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)	Represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

iBET Sports Betting & Gaming ETF

Notes to Financial Statements
April 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

iBET Sports Betting & Gaming ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on November 15, 2021.

The end of the reporting period for the Fund is April 30, 2022, and the period covered by these Notes to Financial Statements is the period from November 15, 2021 through April 30, 2022 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

iBET Sports Betting & Gaming ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

iBET Sports Betting & Gaming ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$388,759	$—	$—	$388,759
Short-Term Investments	7,080	—	—	7,080
Total Investments in Securities	$395,839	$—	$—	$395,839

^	See Schedule of Investments for breakout of investments by industry sub-group.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its

iBET Sports Betting & Gaming ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income are recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid at least annually by the Fund. Distributions to shareholders of net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

iBET Sports Betting & Gaming ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Inherent Wealth Fund LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses,

iBET Sports Betting & Gaming ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.79% based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $104,738 and $27,607, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $496,560 and $0, respectively.

NOTE 5 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted on the Schedule of Investments.

The tax character of distributions paid by the Fund during the current fiscal period is estimated to be $202 of ordinary income.

iBET Sports Betting & Gaming ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Nasdaq Stock Market, LLC. (“Nasdaq”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Concentration Risk. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.

iBET Sports Betting & Gaming ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

iBET Sports Betting & Gaming ETF

Expense Example

For the Period Ended April 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

iBET Sports Betting & Gaming ETF

Expense Example

For the Period Ended April 30, 2022 (Unaudited) (Continued)

	Beginning Account Value November 15, 2021(1)	Ending Account Value April 30, 2022	Expenses Paid During the Period
Actual	$1,000.00	$657.60	$2.98(2)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.88	$3.96(3)

(1)	Fund commencement.
(2)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 166/365, to reflect the period.

(3)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

iBET Sports Betting & Gaming ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

iBET Sports Betting & Gaming ETF

Approval of Advisory Agreements & Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 13-14, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Inherent Wealth Fund LLC (the “Adviser”) and the Trust, on behalf of iBET Sports Betting & Gaming ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and Penserra Capital Management LLC (the “Sub-Adviser”), each for an initial two-year term.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser, Sub-Adviser, or their affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) any other financial benefits to the Adviser, Sub-Adviser, and their affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the Materials, the Adviser’s oral presentation, and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s Chief Compliance Officer regarding her review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s compliance personnel, the services to be provided by the Adviser, and the ownership structure of the firm.

iBET Sports Betting & Gaming ETF

APPROVAL OF ADVISORY AGREEMENTs & BOARD CONSIDERATIONs

(Unaudited) (Continued)

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the Fund’s sub-adviser, monitoring compliance with various Fund policies and with applicable regulatory requirements, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s proposed expense ratio, the full amount of which was anticipated to be the “unified fee” described below, and compared the Fund’s expense ratio to its Category Peer Group and Selected Peer Group (each defined below). The Board noted that the expense ratio for the Fund was lower than the median of the universe of Consumer Cyclical ETFs as reported by Morningstar (the “Category Peer Group”), and was at the top of the range of net expense ratios for the Fund’s most direct competitors that employ a similar investing approach, which were identified by the Adviser at the Board’s request (the “Selected Peer Group”). The Board understood that the funds in the Selected Peer Group were passively-managed, index-tracking funds while the Fund would be an actively-managed ETF.

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the amount and structure of the Fund’s unitary

iBET Sports Betting & Gaming ETF

APPROVAL OF ADVISORY AGREEMENTs & BOARD CONSIDERATIONs

(Unaudited) (Continued)

fee might result in a sharing of those economies with Fund shareholders in the initial period of such Fund’s operations. The Board noted its intention to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that Sub-Adviser will be providing investment management services to the Fund and currently serves as sub-adviser to other series in the Trust. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for executing the Adviser’s investment decisions and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including other series of the Trust. The Trustees further noted that they had received and reviewed the Materials with regard to the Sub-Adviser and they had reviewed additional detailed information about the Sub-Adviser at previous Board meetings. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would serve as sub-adviser. The Board further considered information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

iBET Sports Betting & Gaming ETF

APPROVAL OF ADVISORY AGREEMENTs & BOARD CONSIDERATIONs

(Unaudited) (Continued)

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration in the context of the Board’s deliberations on the Sub-Advisory Agreement.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other funds managed by the Sub-Adviser. The Board noted that the Sub-Adviser has an affiliated broker-dealer that was expected to execute some or all of the brokerage transactions for each Fund, and consequently, the Sub-Adviser would indirectly benefit from commissions paid to such affiliated broker-dealer.

The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with each Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

iBET Sports Betting & Gaming ETF

Information About Portfolio Holdings

(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.inherentwealthfund.com/etf/ibet. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.inherentwealthfund.com/etf/ibet daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.inherentwealthfund.com/etf/ibet.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Trustees
(Unaudited)

The SAI includes additional information about the Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.inherentwealthfund.com/etf/ibet.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.inherentwealthfund.com/etf/ibet.

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Adviser
Inherent Wealth Fund LLC
Four Embarcadero Center, Suite 1400
San Francisco, California 94111

Sub-Adviser
Penserra Capital Management LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

iBET Sports Betting & Gaming ETF
Symbol – IBET
CUSIP – 26922B782

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/8/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/8/2022

By (Signature and Title)*	/s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	7/8/2022

* Print the name and title of each signing officer under his or her signature.